March 1, 2012

Securities and Exchange Commission

450 5 Street, N.W.

Washington, DC 20549

Re: Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for The Guardian Separate Account R of The Guardian Insurance & Annuity Company, Inc.

(File Nos. 333-153840 and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Account’s Post-Effective Amendment No. 16 (the “Amendment”) to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act in order to update certain disclosures throughout the prospectus document. Also, certain enhancements were made to the disclosure in Appendix B to include previous iterations of the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, in addition to the Guardian Target 300 option, which is currently included in Appendix B. These prior iterations include all options of the GLWB rider that were available with this contract in conjunction with applications dated prior to February 6, 2012.

Appropriate financial information and the consent of the independent registered accounting firm will be filed by subsequent amendment.

As counsel to the Account, I represent that the Amendment is being filed solely for the reasons described above.

Please call the undersigned at (212) 598-7177 with any comments or questions concerning this filing.

Very truly yours,

/s/ Stephanie Susens

Stephanie Susens

Second Vice President

and Counsel